Prepaid Expenses and Other Assets - Schedule of Prepaid Expenses and Other Assets (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Schedule of Prepaid Expenses and Other Assets [Abstract]
Prepaid insurance	$ 167,500	$ 41,481
Prepaid expenses	624,678	1,345,896
Trading receivables	8,214,295
Other assets	590,448	410,347
Prepaid expenses and other assets	$ 9,596,921	$ 1,797,724	$ 1,182,321